Financial instruments by category (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities

The Company classified their financial assets and liabilities as follows:

	September 30, 2024		December 31, 2023
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,268,902	Ps.	1,220,471
Short term bank deposits (1)		2,963,511		—
Creditors		3,669		—
Sundry debtors		47,523		11,020
Financial assets at fair value
Derivative financial instruments (2)		7,287		—
Total	Ps.	4,290,892	Ps.	1,231,491

	September 30, 2024		December 31, 2023
Financial liabilities at amortized cost:
Debt with related parties	Ps.	—	Ps.	4,340,452
Accounts payable and accrued expenses		552,826		322,959
Suppliers		7,855,059		7,126,089
Lease liabilities		7,310,246		6,244,222
Debt		1,003,650		1,321,455
Total	Ps.	16,721,781	Ps.	19,355,177

(1)
For the nine-month period ended on September 30, 2024, the Company opened Certificate of Deposit Accounts for a total principal amount of Ps.2,621,393 (US$150,000,000). In addition, the Company recognized an accrued interest of Ps.48,341 in profit or loss (See Note 14).
(2)
On May 8, 2024, the Company entered into three foreign exchange forward contracts for trading purposes, with a notional amount of US$7,000,000 and a maturity date of December 10, 2024. As of September 30, 2024, the Company recognized an asset by Ps.7,287 and the corresponding financial income.

The Company classified their financial assets and liabilities as follows:

	December 31, 2023		December 31, 2022
Financial assets at amortized cost:
Cash and cash equivalents	Ps.	1,220,471	Ps.	984,976
Sundry debtors		11,020		19,885
Total	Ps.	1,231,491	Ps.	1,004,861

	December 31, 2023		December 31, 2022
Financial liabilities at amortized cost:
Debt with related parties	Ps.	4,340,452	Ps.	4,276,058
Accounts payable and accrued expenses		322,959		273,731
Suppliers		7,126,089		5,390,192
Lease liabilities		6,244,222		5,245,442
Debt		1,321,455		1,031,970
Total		19,355,177		16,217,393

Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs

The estimated carrying amount and fair value of the liabilities measured at amortized costs are as follows:

	September 30, 2024				December 31, 2023
	Carrying amount		Fair value		Carrying amount		Fair value
Debt to related parties and debt to
third parties (1)	Ps.	—	Ps.	—	Ps.	4,790,168	Ps.	4,798,894

(1)
The estimated fair value of debt to related parties and debt to third parties is estimated together since both reflect the outstanding amount of the Promissory Notes issued by the Company. As of December 31, 2023, the fair value was determined based on the discounted cash flows, using a US$ composite rate, plus the credit spread of the Company and the country risk indicator if it applies. The fair value measurement of debt is considered within the Level 2 of the fair value hierarchy.

In addition, the estimated carrying amount and fair value of the liabilities measured at amortized costs are as follows:

		December 31, 2023				December 31, 2022
	Carrying amount		Fair value		Carrying amount		Fair value
Debt to related parties and debt to third parties (1)	Ps.	4,790,168	Ps.	4,798,894	Ps.	4,721,340	Ps.	4,818,245

(1)
The estimated fair value of debt to related parties and debt to third parties is estimated together since both reflect the outstanding amount of the Promissory Notes issued by the Company. As of December 31, 2023 and 2022, the fair value was determined based on the discounted cash flows, using a US$ composite rate, plus the credit spread of the Company and the country risk indicator if it applies. The fair value measurement of debt is considered within the Level 2 of the fair value hierarchy.